Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Servicing Tables
Schedule of assumptions used in determining the fair value of mortgage servicing rights
The key economic assumptions used in determining the fair value of the mortgage servicing rights are as follows:

	December 31,
	2013	2012
Annual constant prepayment speed (CPR)	10.27%	17.86%
Weighted average life (in months)	244	246
Discount rate	9.26%	8.11%

Schedule of activity in mortgage servicing rights
The following table summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances:

	December 31
	2013	2012
Balance - beginning of period:	$1,035	$993

Originated mortgage servicing rights capitalized	151	426
Amortization of mortgage servicing rights	(326)	(384)

Balance - end of period	860	1,035

Valuation allowances:
Balance - beginning of period	(19)	—
Additions	—	(19)
Reductions	19	—
Write-downs	—	—

Balance - end of period (net of allowances)	$860	$1,016